PROPERTY, PLANT, & EQUIPMENT	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

8. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	June 30, 2020	December 31, 2019
Buildings and leasehold improvements	5 to 25	$38,701	$36,853
Oilfield equipment	3 to 15	505,504	411,984
Furniture and fixtures	5	1,503	3,720
Office equipment and tools	3 to 6	39,589	35,991
Vehicles and cranes	5 to 8	8,262	12,292
Less: Accumulated depreciation		(151,440)	(104,689)
Land		5,104	5,104
Capital work in progress		10,938	18,052
Total		$458,161	$419,307

The Company recorded depreciation expense of $26.4 million, $16.0 million, $51.8 million and $30.5 million for the quarter ended June 30, 2020, the quarter ended June 30, 2019, the year-to-date period ended June 30, 2020, and the year-to-date period ended June 30, 2019, respectively, in the Condensed Consolidated Interim Statement of Operations.